SCHEDULE OF BREAKOUT OF OPERATING LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 23,988	$ 3,315	$ 4,513
Short-term operating lease liabilities	1,682	1,288	1,188
Long-term operating lease liabilities	22,763	2,234	3,541
Total operating lease liabilities	$ 24,445	$ 3,522	$ 4,729
Weighted average remaining lease term	9 years 3 months 14 days	2 years 7 months 6 days	3 years 7 months 6 days
Weighted average discount rate	7.75%	5.20%	5.20%